UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

BLUE CHIP INVESTOR FUNDS

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Address of principal executive offices)

             (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon CA 92020

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders

BLUE CHIP INVESTOR FUND

ANNUAL REPORT

December 31, 2004

Blue Chip Investor Fund

Annual Report

December 31, 2004

Dear Shareholder:

The Blue Chip Investor Fund gained 7.93% in 2004.  Meanwhile, the S&P 500 was up 10.9%.  Such comparisons are essential, but only over the longer term, which establishes the degree to which your money has been preserved and increased.  The Fund has been in existence for only three years, which still makes comparisons to indexes fairly uninformative.  Nonetheless, the fund's three-year annualized gain slightly bested that of the S&P 500, 4.24% to 3.59%.

We believe it benefits us when market volatility is high, as it gives us more points at which to buy low and sell high.  2004 was remarkable for its lack of volatility.  Neither the S&P 500 nor the Dow Jones Industrial Average had a single day on which they were up or down by 2% or more.  In contrast, 2003 had 30 such days.

With the S&P 500 gaining 10.9% in 2004 after posting a 28.7% advance in 2003, underpriced stocks are somewhat hard to find.  We finished the year with about 10% of fund assets in cash.  Regardless, we find most of our holdings quite attractive.  Equally important, the free-cashflow yield of our portfolio stands at 7.0%, while long-term AAA-rated bonds are yielding 5.5%.

Let's reiterate the philosophy behind our investment strategy: serving investors via prudent, conservative, principled money management.  This mindset comes before performance.  In fact, we believe it is this emphasis which ultimately produces attractive long-term performance.  Using our philosophy, we identify:

 • LARGE COMPANIES

Well-established firms provide greater stability and lower risk of insolvency.  Therefore, we focus on companies that are earning at least $100 million a year.  Incidentally, in the United States – by far the most prosperous country in the world – there are only 894 such companies.

If the stock of a company earning $100 million trades at a P/E of 20, then the market capitalization of the company is $2 billion ($100 million x 20).  While we do not focus on market-cap per se, you may recognize that capitalizations above $2 billion are generally known as mid-and-large-cap stocks on Wall Street.

 • HIGH-QUALITY COMPANIES

Standard & Poor's Corporation ranks stocks.  These S&P rankings, which range from A+ to D, are largely based upon growth and stability of earnings over the prior 10 years.  Companies that have produced good earnings for at

2004 Annual Report  1

least a decade have a high probability of continuing to do so.  We typically invest in companies with a B+ or better ranking.  Of the 894 companies earning $100 million or more a year, only 358 are ranked B+ or better.

 • GROWTH COMPANIES

Some investors think earnings growth of 14-15% per year sounds unimpressive.  But few companies deliver that degree of success over a long period.  In fact, fewer than 5% of S&P 500 firms have generated 15%-per-year earnings growth for the last 20 years.  We look for companies achieving double-digit earnings growth.  When such screens are applied to the 358 companies previously identified, only 230 make the cut.

 •  A FAVORABLE BUY PRICE

As important as it is to invest in stocks of proven growth companies, it's just as important to wait for a proper purchase price.  We, as value investors, strive to avoid overpaying.  Why?  Because it's hard to generate good returns buying stocks with, say, a P/E of 35.  If a 35-P/E stock dropped to a P/E of 17 over five years, one still wouldn't profit even if earnings grew 15% per year.

We determine buy prices using a combination of valuation methods, including comparison of a stock's free-cashflow yield to interest rates.  For each individual stock that we monitor, we often get only one or two attractive buying opportunities every ten years.  Thus, patience and discipline are essential.

 • TOP MANAGERS WHO REPURCHASE STOCK

The competence and attitude of company management has a huge impact on the success of a business.  The best CEOs are focused and results-oriented, viewing company achievements as a reflection upon themselves.  Such management is typically "shareholder friendly".  Thus, when their stock is underpriced, they realize that shareholders often benefit most if free cash is used to repurchase shares.  Consequently, before we invest, we look for management's commitment to buying back the firm's own attractively priced stock.

The management of investor assets is a solemn responsibility.  We will continue to strive to make sound investment decisions, decisions that we feel will lead to above-average returns with below-average risk.

Sincerely,

Steven G. Check

Portfolio Manager

2004 Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged a $8.00 annual maintenance fee.The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 30, 2004 and held through December 31, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

           Expenses Paid

    Beginning                    Ending

                     During the Period*

                                                                                                                                                                                                                                                                    Account Value           Account Value                 July 1, 2004 to

                                                 July 1, 2004           December 31, 2004          December 31, 2004

Actual                              $1,000.00                  $1,046.88                            $8.34

Hypothetical                     $1,000.00                  $1,016.99                            $8.21

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.62%, multiplied by  the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2004 Annual Report  3

                                                                                               PROXY VOTING GUIDELINES (Unaudited)
Check Capital Management, Inc., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund's website at www.bcihorizonfund.com. It is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS). This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Blue Chip Investor Fund

BLUE CHIP INVESTOR FUND

by Industry Sectors

Industry Sector                                                               Percentage of Net Assets

                                      1. Accident & Health Insurance

                                                    3.82%

                                      2. Auto Parts

                                        7.01%

                                      3. Beverages

                                        2.92%

                                      4. Federal & Federally-Sponsored Credit Agencies

                                        1.37%

                                                  5. Financial Services

                                        3.27%

                                      6. Holding Companies NEC

                                                  10.12%

                                      7. Insurance

                                                  19.08%

                                                  8. Medical Instruments

                                                    4.36%

                                      9. National Commercial Banks

                                                              16.13%

                                                10. Pharmaceutical Preparations

                                                    7.71%

                                                11. State Commercial Banks

                                        7.77%

                                                12. Tax PrepServices

                                        7.52%

                                                13. Cash & Equivalents Less Liabilities In Excess of Other Assets

                                                    8.92%

2004 Annual Report  4

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

12/31/04  NAV $109.21

      Since

1Year(A)

                Inception(A)

Blue Chip Investor Fund

             7.93%

                  4.22%

S&P 500(B)

           10.87%

      3.57%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Annual Report  5

Blue Chip Investor Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
25,000	Aflac, Inc.		$ 996,000	3.82%

Auto Parts- Retail/Wholesale
20,000	Autozone, Inc. *		1,826,200	7.01%

Beverages- Alcoholic/Soft Drink
15,000	Anheuser Busch Co., Inc.		760,950	2.92%

Federal & Federally-Sponsored Credit Agencies
5,000	Federal National Mortgage Association +		356,050	1.37%

Financial Services
20,000	First Data Corp.		850,800	3.27%

Holding Companies NEC
30	Berkshire Hathaway Class A *		2,637,000	10.13%

Insurance
31,000	Arthur J. Gallager		1,007,500
30,000	Marsh & McLennan Co's, Inc.		987,000
20,000	MBIA Inc.		1,265,600
15,800	Mercury General		946,736
9,000	Progressive Corp.		763,560
			4,970,396	19.09%

Medical Instruments
20,000	Becton Dickson & Co.		1,136,000	4.36%

National Commercial Banks
15,000	First Horizon National Corp.		646,650
50,000	MBNA Corp.		1,409,500
20,000	Mellon Financial Corp.		622,200
15,000	Wells Fargo And Company		932,250
8,720	Zions Bancorp.		593,221
			4,203,821	16.14%

Pharmaceutical Preparations
20,000	Abbott Laboratories		933,000
40,000	Pfizer, Inc.		1,075,600
			2,008,600	7.71%

State Commercial Banks
20,000	Fifth Third Bank		946,000
10,000	M&T Bank		1,078,400
			2,024,400	7.77%

Tax Prep Services
40,000	Block (H.R.) Inc.		1,960,000	7.53%

Total for Common Stock (Cost $20,214,850)			23,730,217	91.13%

Cash and Equivalents
2,328,615	Dreyfus Cash Management Class-A Rate 1.95% **		2,328,615	8.94%
	(Cost $2,328,615)

	Total Investments		26,058,832	100.07%
	(Cost $22,543,465)

	Liabilities in excess of other assets		(18,785)	-0.07%

	Net Assets		$ 26,040,047	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Market Value
Expiration Date/Exercise Price

Federal National Mortgage Association
January 2005 Calls @ 65.00		5,000	$ 34,500

Total (Premiums Received $23,847)(Note 9)			$ 34,500

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2004.

+Portion of the security is pledged as collateral for options written.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  6

Blue Chip Investor Fund

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment Securities at Market Value	$ 26,058,832
(Cost $22,543,465)
Dividends & Interest Receivable	48,562
Prepaid Expenses	4,774
Total Assets	26,112,168
Liabilities
Advisory Fee Payable	15,136
Administration Fee Payable	1,992
Accrued Expenses	19,999
Payable for Shareholder Redemptions	494
Covered Call Options Written at Fair Value (premiums received $23,847)	34,500
Total Liabilities	72,121
Net Assets	$ 26,040,047
Net Assets Consist of:
Capital Paid In	$ 22,535,333
Undistributed Net investment Income
Realized Gain (Loss) on Investments - Net
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,504,714
Net Assets, for 238,434 Shares Outstanding	$ 26,040,047
(no par value, unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($26,040,047/238,434 shares)	$ 109.21

Statement of Operations
For the year ending December 31, 2004
Investment Income:
Dividends	$ 399,264
Interest	12,667
Total Investment Income	411,931
Expenses: (Note 3)
Investment Adviser Fees	258,225
Transfer Agent Fees & Accounting	36,773
Administration Fees	24,000
Audit Fees	13,048
Registration Fees	12,549
Custody Fees	14,796
Interest Expense	51,220
Legal Fees	11,580
Printing and Postage Expense	2,505
Other Fees	1,817
Trustee Fees	2,606
Insurance Expense	3,107
Total Expenses	432,226
Less:
Advisory Fee Waiver (Note 3)	(58,227)
Net Expenses	373,999
Net Investment Income	37,932

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Common Stock	667,634
Realized Gain (Loss) on Options	289,345
Unrealized Appreciation (Depreciation) on Investments	870,990
Unrealized Appreciation (Depreciation) on Options	(10,653)
Net Realized and Unrealized Gain (Loss) on Investments & Options	1,817,316

Net Increase (Decrease) in Net Assets from Operations	$ 1,855,248

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  7

Blue Chip Investor Fund

Statement of Changes in Net Assets
	1/1/2004	1/1/2003
	to	to
	12/31/2004	12/31/2003
From Operations:
Net Investment Income	$ 37,932	$ 40,117
Net Realized Gain (Loss) on Investments	667,634	134,578
Net Realized Gain (Loss) on Options	289,345	2,036
Net Unrealized Appreciation (Depreciation) on investments	870,990	3,657,345
Net Unrealized Appreciation (Depreciation) on options	(10,653)	0
Increase (Decrease) in Net Assets from Operations	1,855,248	3,834,076
From Distributions to Shareholders:
Net Investment Income	(47,405)	(38,429)
Net Realized Gain from Security Transactions	(632,330)	0
Change in Net Assets from Distributions	(679,735)	(38,429)
From Capital Share Transactions:
Proceeds From Sale of Shares	9,495,003	11,375,666
Shares Issued on Reinvestment of Dividends	678,014	38,334
Cost of Shares Redeemed	(6,219,846)	(5,790,644)
Net Increase from Shareholder Activity	3,953,171	5,623,356

Net Increase (Decrease) in Net Assets	5,128,684	9,419,003

Net Assets at Beginning of Period	20,911,363	11,492,360
Net Assets at End of Period (Including accumulated	$ 26,040,047	$ 20,911,363
undistributed Net Investment Income of $0 and $1,688 respectively)

Share Transactions:
Issued	89,355	126,960
Reinvested	6,215	370
Redeemed	(58,445)	(64,069)
Net Increase (decrease) in Shares	37,126	63,261
Shares Outstanding Beginning of Period	201,308	138,047
Shares Outstanding End of Period	238,434	201,308

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2004	1/1/2003	1/1/2002*
	to	to	to
	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 103.88	$ 83.25	$ 100.00
Net Investment Income	0.16	0.23	1.31
Net Gains or (Losses) on Securities
(realized and unrealized)	8.07	20.59	(17.42)
Total from Investment Operations	8.23	20.82	(16.11)

Distributions (From Net Investment Income)	(0.20)	(0.19)	(0.64)
Distributions (From Capital Gains)	(2.70)	0.00	0.00
Total Distributions	(2.90)	(0.19)	(0.64)

Net Asset Value -
End of Period	$ 109.21	$ 103.88	$ 83.25
Total Return	7.93%	25.01%	(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	26,040	20,911	11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.67%	1.77%	2.82%
Ratio of Net Income to Average Net Assets	-0.08%	-0.41%	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	1.11%	0.09%
Ratio of Net Income to Average Net Assets	0.15%	0.25%	1.48%

Portfolio Turnover Rate	71.91%	105.42%	52.67%

*Commencement of operations.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  8

Blue Chip Investor Fund

Statement of Cash Flows
December 31, 2004

Increase (Decrease) in Cash -
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$ 1,855,248
Adjustments to Reconcile net increase in Net Assets from
Operations to Net Cash Used in Operating Activities:
Purchase of Long-Term Investment Securities	(22,472,010)
Proceeds from Disposition of Long-Term Investment Securities	18,471,848
Sale of Short-Term Investment Securities, Net	653,944
Increase in Dividends and Interest Receivable	(6,764)
Decrease in Prepaid Expenses	2,689
Increase in Advisory Fee Payable	3,793
Increase in Administrative Fee Payable	1
Increase in Call Options Written	34,500
Increase in Accrued Expenses	403
Unrealized Appreciation on Securities	(870,990)
Net Realized Gain from Investments	(667,634)
Net Realized Gain from Options	(289,345)

Net Cash Used in Operating Activities	(3,284,317)

Cash Flows from Financing Activities:
Cash Distributions Paid	(1,721)
Proceeds from Shares Sold	9,500,058
Payment on Shares Redeemed	(6,219,352)
Net Cash Provided by Financing Activities	3,278,985

Net Increase (Decrease) in Cash	(5,332)

Cash:
Beginning Balance	5,332
Ending Balance	$ -

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $678,014 and payable for shares sold of $494. Interest paid amounted to $51,220.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR FUND

December 31, 2004

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds.  The Trust is an open-end investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies and commenced operations on January 1, 2002. At present, the Fund is one of two series authorized by the Trust. The Fund's investment objective is to seek long-term growth of capital. The Adviser to the Fund is  Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued  by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's

2004 Annual Report  9

Notes to the Financial Statements - continued

opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the  price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund's policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Net assets are not affected by the reclassifications. Dividend and distributions to

2004 Annual Report  10

Notes to the Financial Statements - continued

shareholders which exceed net investment income and net realized capital gains for financial statement purposes but not for tax purposes in the amount of $7,778 were reclassified to paid-in-capital as of December 31, 2004.

ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser,  Check Capital Management, Inc. (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the period ended December 31, 2004, the Adviser earned management fees totaling $258,225. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.25% of its average daily net assets through  the calendar year 2005. The Adviser waived and reimbursed expenses of $58,227 for the fiscal year ended December 31, 2004. At December 31, 2004 the Fund owed the Adviser $15,136.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000. The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund. For the period ended December 31, 2004 the administrator earned $24,000. At December 31, 2004 the fund owed the administrator $1,992.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at December 31, 2004 was $22,535,333 representing 238,434 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $22,472,010 and $18,444,208, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at December 31, 2004 was $22,543,465 and proceeds received for options written was $23,847.  At December 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

2004 Annual Report  11

Notes to the Financial Statements – continued

  Gross                        Gross

                       Appreciation            (Depreciation)

Net Appreciation (Depreciation)

 Securities:      $3,758,131                 ($242,764)                            $3,515,367

 Options:         $             -                  ($10,653)                                ($10,653)

                                                                                                   $3,504,714

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 76.84% of the Fund.

9.) OPTIONS WRITTEN

As of December 31, 2004 portfolio securities valued at $356,050 were pledged as collateral by the custodian as cover for call options written by the Fund.

Number of

Premiums

 Contracts

 Received

Options outstanding at January 1, 2004

0

$           0

Options written

      1,010

$ 435,403

Options terminated in closing purchase transactions               (490)          ($214,265)

Options expired

       (270)         ($100,899)

Options exercised

       (200)

 ($96,392)

Options outstanding at December 31, 2004

                      50

                        $   23,847

Transactions in options written during the year ended December 31, 2004.

10.) DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2004 and 2003 were as follows.

Distributions paid from:

       2004                      2003

Ordinary Income:

$  47,405                $  38,429

Short-term Capital Gain

  632,330                         -0-

Long-term Capital Gain                                     -0-                        -0-

                                                                        $679,735                $  38,429

As of December 31, 2004 the components of distributable earnings / (accumulated losses) on a tax bases were as follows:

Undistributed ordinary income/(accumulated losses)                      $               -0-

Undistributed long-term capital  gain/(accumulated losses)                              -0-

Unrealized appreciation/(depreciation)                                                 3,504,714

                                                                                                  $    3,504,714

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sales.

11.) AVERAGE BORROWINGS

A Loan and Pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the year ending December 31, 2004 the Fund had an average loan balance of $1,725,679 and paid an average interest rate of 2.90%.  As of December 31, 2004 there was no outstanding loan balance due.

2004 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

440.835.8500

440.835.1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Blue Chip Investor Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Blue Chip Investor Fund as of December 31, 2004, and the related statement of operations, cash flows, and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Fund's custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Chip Investor Fund as of December 31, 2004, the results of operations, changes in cash, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 18, 2005

2004 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer

Ross C. Provence*, (66)

480 North Magnolia Ave., Suite 103, El Cajon, California 92020

Jeffrey R. Provence*, (35)

480 North Magnolia Ave., Suite 103, El Cajon, California 92020

Jock Meeks, (48)

575 Anton Blvd., Ste 570

Costa Mesa, CA 92626

	President and Trustee Secretary, Treasurer and Trustee Chief Compliance Officer	Since 2001 Since 2001 Since 2004

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current).  CEO, Premier Fund Solutions, Inc. (2001-Present).

Chief Compliance Officer and Client Services Director for Check Capital Management (2004 to current).  Investment Specialists (2000 to 2002 and 2003 to 2004) for Charles

Schwab.  Acting Branch Manager for Charles Schwab (2002).

				2 2 N/A	Wireless Fund Private Asset Management Funds, Sycuan Funds, Wireless Fund N/A

    * Ross C. Provence and Jeffrey R. Provence are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of

      1940 due to their positions as officers of the Trust.

Independent Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Allen C. Brown, (61) 222 West Madison Ave., El Cajon, California 92020 George Cossolias, CPA, (69) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee Independent Trustee	Since 2001 Since 2001

Principal of Stebleton & Brown

(1994 to current). Estate planning and business attorney (1970 to current).

Owner of George Cossolias & Company,  CPAs (1972 to current).  President of Lubrication Specialists, Inc. (1996 to current).

				2 2	Sycuan Funds Sycuan Funds, Wireless Fund, Temecula Valley Bankcorp.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2004 Annual Report  14

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250.

Westlake, OH  44145-1594

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

BLUE CHIP INVESTOR HORIZON FUND

ANNUAL REPORT

December 31, 2004

Blue Chip Investor Horizon Fund

Annual Report

December 31, 2004

Dear Shareholder:

2004 was the first full calendar year for the Blue Chip Investor Horizon Fund ("Horizon Fund"), a year in which the fund gained 6.25%.  Because the fund is intended as an alternative to investing in two-to-five-year bonds, we look favorably on this result.

Our investment approach centers on buying stocks of relatively large, high-quality companies, then providing a degree of protection for these investments via "put options".  Put options work like insurance.  If the price of a stock goes down, the value of the put option rises.  Since put options have a cost, if the underlying stock rises in value (as we expect), the put options expire worthless, with the money used to purchase them reducing returns.

In considering stocks to purchase, we generally focus on the following:

 •  LARGE COMPANIES

Well-established firms provide greater stability and lower risk of insolvency.  Therefore, we focus on companies that are earning at least $100 million a year.  Incidentally, in the United States – by far the most prosperous country in the world – there are only 894 such companies.

If the stock of a company earning $100 million trades at a P/E of 20, then the market capitalization of the company is $2 billion ($100 million x 20).  While we do not focus on market-cap per se, you may recognize that capitalizations above $2 billion are generally known as mid-and-large-cap stocks on Wall Street.

 •  HIGH-QUALITY COMPANIES

Standard & Poor's Corporation ranks stocks.  These S&P rankings – which range from A+ to D – are largely based upon growth and stability of earnings over the prior 10 years.  Companies that have produced good earnings for at least a decade have a high probability of continuing to do so.  We typically invest in companies with a B+ or better ranking.  Of the 894 companies earning $100 million or more a year, only 358 are ranked B+ or better.

 •  GROWTH COMPANIES

Some investors think earnings growth of 14-15% per year sounds unimpressive.  But few companies deliver that degree of success over a long period.  In fact, fewer than 5% of S&P 500 firms have generated 15%-per-year earnings growth for the last 20 years.  We look for companies achieving double-digit earnings growth.  When such screens are applied to the 358 companies previously identified, only 230 make the cut.

Horizon Fund also sells call options to enhance income and reduce volatility.  Our goal is to produce 6-8% annual returns without a losing two-year period.  While there are no guarantee that we will achieve our goal, my 18 years of experience as a money manager leads me to believe that we can.

High market volatility likely benefits the fund, as it gives us more points at which to buy low and sell high.  2004 was remarkable for its lack of volatility.

2004 Annual Report  1

Neither the S&P 500 nor the Dow Jones Industrial Average had a single day on which they were up or down by 2% or more.  In contrast, 2003 had 30 such days.

With the S&P 500 gaining 10.9% in 2004 after posting a 28.7% advance in 2003, underpriced stocks are somewhat hard to find.  We finished the year with about 16% of fund assets in cash.  Nonetheless, we find most of our holdings quite attractive.  Equally important, the free-cashflow yield of our stock holdings stands at 6.8%, while long-term AAA-rated bonds are yielding 5.5%.

The management of investor assets is a solemn responsibility.  We will continue to strive to make sound investment decisions, decisions that we feel will make the fund an attractive alternative to investing in bonds.

Sincerely,

Steven G. Check

Portfolio Manager

Blue Chip Investor Fund

BLUE CHIP INVESTOR FUND

by Industry Sectors

Industry Sector                                                               Percentage of Net Assets

                                        1. Accident & Health Insurance

                                                      2.18%

                                        2. Auto Parts

                                          5.34%

                                        3. Banks - Money Centers

                                          3.01%

                                        4. Finance - Savings & Loan

                                          3.35%

                                        5. Financial Services

                                          5.69%

                                        6. Holding Companies NEC

                                          8.59%

                                        7. Insurance

                                                    16.11%

                                        8. Medical Drugs

                                          1.24%

                                        9. National Commercial Banks

                                                    15.20%

                                                  10. Pharmaceutical Preparations

                                                      7.65%

                                                  11. Retail Apparel / Shoes

                                                      3.59%

                                                  12. State Commercial Banks

                                          7.90%

                                                  13. Tax Prep Services

                                          4.96%

                                                  14. Cash & Equivalents Less Liabilities In Excess of Other Assets

                                                    14.25%

                                                  15. Put Options

                                          0.94%

2004 Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged a $8.00 annual maintenance fee.The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 30, 2004 and held through December 31, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

           Expenses Paid

    Beginning                    Ending

                     During the Period*

                                                            Account Value           Account Value                  July 1, 2004 to

                                                 July 1, 2004           December 31, 2004          December 31, 2004

Actual                              $1,000.00                  $1,070.72                            $6.35

Hypothetical                     $1,000.00                  $1,019.00                            $6.19

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by  the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2004 Annual Report  3

BLUE CHIP INVESTOR HORIZON FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED DECEMBER 31, 2004

12/31/04  NAV $105.27

       Since

1Year(A)

                Inception(A)

Blue Chip Investor Horizon Fund

             6.25%

                   5.91%

S&P 500(B)

            10.87%

     17.20%

Lehman Brothers Aggregate Bond Index(C)

                          4.34%

                   4.26%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Horizon Fund was November 24, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

(C)The Lehman Brother Aggregate Bond Index is a benchmark index made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding Par value of at least $100 million.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Annual Report  4

Blue Chip Investor Horizon Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS
Accident & Health Insurance
1,400	Aflac, Inc.		$ 55,776	2.17%

Auto Parts- Retail/Wholesale
1,500	Autozone, Inc. *		136,965	5.33%

Banks- Money Centers
1,600	Citicorp.		77,088	3.00%

Finance - Savings & Loan
1,400	Golden West Financial		85,988	3.35%

Financial Services
700	American Express Co. +		39,459
2,500	First Data Corp.		106,350
			145,809	5.68%

Holding Companies NEC
75	Berkshire Hathaway Class B *		220,200	8.58%

Insurance
3,100	Arthur J. Gallager		100,750
3,300	Marsh & Mclennan Cos, Inc. +		108,570
1,800	MBIA, Inc.		113,904
1,500	Mercury General		89,880
			413,104	16.09%

Medical Drugs
500	Johnson & Johnson		31,710	1.23%

National Commercial Banks
5,000	MBNA Corp. +		140,950
4,000	Mellon Financial Corp.		124,440
2,000	Wells Fargo And Company		124,300
			389,690	15.18%

Pharmaceutical Preparations
1,900	Abbott Laboratories +		88,635
4,000	Pfizer, Inc.		107,560
			196,195	7.64%

Retail Apparel/Shoes
4,000	Limited, Inc.		92,080	3.59%

State Commercial Banks
2,000	Fifth Third Bank		94,600
1,000	M&T Bank		107,840
			202,440	7.88%

Tax Prep Services
2,600	Block (H.R.) Inc.		127,400	4.97%

Total for Common Stock (Cost $2,007,125)			2,174,445	84.69%

PUT OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Put
Expiration Date/Exercise Price

Aflac, Inc.
May 2005 Puts @ 35.00		1,400	$ 490

Autozone, Inc.
June 2005 Puts @ 80.00		1,500	2,175

American Express
January 2006 Puts @ 40.00		700	245

Arthur J. Gallager
January 2005 Puts @ 30.00		3,100	-

Block (H.R.) Inc.
January 2005 Puts @ 40.00		2,600	-

Citicorp
January 2006 Puts @ 40.00		1,600	1,920

+Portion of the security is pledged as collateral for options written.

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  5

Blue Chip Investor Horizon Fund

	Schedule of Investments
	December 31, 2004
Shares/Principal Amount		Market Value	% of Assets

PUT OPTIONS Common Stock/Expiration/Exercise	Shares Subject
Underlying Security	to Put
Expiration Date/Exercise Price

Fifth Third Bank
January 2006 Puts @ 50.00	900	4,500
January 2005 Puts @ 50.00	500	1,375
May 2005 Puts @ 45.00	1,100	1,375
		7,250

First Data Corp.
January 2006 Puts @ 40.00	2,500	5,375

Golden West Financial
February 2005 Puts @ 50.00	1,400	70

Johnson & Johnson
January 2006 Puts @ 50.00	500	450

Limited, Inc.
January 2006 Puts @ 15.00	4,000	600

MBIA, Inc.
January 2005 Puts @ 50.00	1,800	90

MBNA
January 2005 Puts @ 25.00	500	50
June 2005 Puts @ 25.00	2,500	1,500
		1,550

Mellon Financial Corp.
March 2005 Puts @ 25	4,000	-

M & T Bank
January 2007 Puts @ 80.00	1,000	2,500

Pfizer, Inc.
March 2005 Puts @ 22.50	4,000	1,000

Wells Fargo
January 2005 Puts @ 55.00	500	25
January 2005 Puts @ 50.00	1,100	-
April 2005 Puts @ 60.00	400	400
		425

Total Put Options (Cost $73,238)		24,140	0.94%

Cash and Equivalents
389,540	Dreyfus Cash Management Class-A Rate 1.95% **	389,540	15.17%
(Cost $389,540)

Total Investments		2,588,125	100.80%
(Cost $ 2,469,903)

Liabilities in excess of other assets		(20,475)	-0.80%

Net Assets		$ 2,567,650	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security	to Call	Market Value
Expiration Date/Exercise Price

Abbott Laboratories
January 2005 Calls @ 40.00	1,900	$ 12,920

American Express
January 2005 Calls @ 50.00	700	4,606

Marsh & McLennan Cos, Inc.
January 2005 Calls @ 30.00	3,300	11,220

MBNA
January 2005 Calls @ 25.00	2,000	6,600

Total (Premiums Received $23,304)(Note 10)		$ 35,346

+Portion of the security is pledged as collateral for options written.

**Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  6

Blue Chip Investor Horizon Fund

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment Securities at Market Value	$ 2,588,125
(Cost $ 2,469,903)
Cash	22,000
Dividends Receivable	8,330
Interest Receivable	215
Receivable from Adviser	754
Prepaid Expense	2,456
Total Assets	2,621,880
Liabilities
Administration Fees Payable	1,972
Accrued Expenses	16,912
Covered Call Options Written at Fair Value (premiums received $23,304)	35,346
Total Liabilities	54,230
Net Assets	$ 2,567,650
Net Assets Consist of:
Capital Paid In	$ 2,457,668
Undistributed Net Investment Income	3,800
Realized Gain (Loss) on Investments - Net	2
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	106,180
Net Assets, for 24,392 Shares Outstanding	$ 2,567,650
(No Par Value, Unlimited Shares Authorized)
Net Asset Value and Redemption Price
Per Share ($2,567,650/24,392 shares)	$ 105.27

Statement of Operations
For the period ending December 31, 2004
Investment Income:
Dividends	$ 40,902
Interest	4,065
Total Investment Income	44,967
Expenses: (Note 3)
Investment Adviser Fees	22,744
Transfer Agent Fees & Accounting	16,391
Administration Fees	24,000
Audit Fees	12,445
Registration Fees	3,139
Custody Fees	8,394
Interest Expense	2,807
Legal Fees	11,880
Printing and Postage Expense	906
Other Fees	617
Trustee Fees	2,406
Insurance Expense	681
Total Expenses	106,410
Less:
Advisory Fee Waiver (Note 3)	(22,744)
Advisory Reimbursement (Note 3)	(58,115)
Net Expenses	25,551
Net Investment Income	19,416

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	14,638
Realized Gain (Loss) on Options	(644)
Change in Unrealized Appreciation (Depreciation) on Investments	162,276
Change in Unrealized Appreciation (Depreciation) on Options	(59,470)
Net Realized and Unrealized Gain (Loss) on Investments & Options	116,800

Net Increase (Decrease) in Net Assets from Operations	$ 136,216

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  7

Blue Chip Investor Horizon Fund

Statement of Changes in Net Assets
	1/1/2004		11/24/2003*
	to		to
	12/31/2004		12/31/2003
From Operations:
Net Investment Income	$ 19,416		$ 479
Net Realized Gain (Loss) on Investments	14,638		0
Net Realized Gain (Loss) on Options	(644)		0
Net Unrealized Appreciation (Depreciation) on Investments	162,276		5,044
Net Unrealized Appreciation (Depreciation) on Options	(59,470)		(1,670)
Increase (Decrease) in Net Assets from Operations	136,216		3,853
From Distributions to Shareholders:
Net Investment Income	(15,694)		(401)
Net Realized Gain from Security Transactions	(13,992)		0
Change in Net Assets from Distributions	(29,686)		(401)
From Capital Share Transactions:
Proceeds From Sale of Shares	2,182,817		699,720
Shares Issued on Reinvestment of Dividends	29,686		401
Cost of Shares Redeemed	(452,947)		(2,009)
Net Increase from Shareholder Activity	1,759,556		698,112

Net Increase (Decrease) in Net Assets	1,866,086		-

Net Assets at Beginning of Period	701,564		-
Net Assets at End of Period	$ 2,567,650		$ 701,564

Share Transactions:
Issued	21,677		7,016
Reinvested	283		4
Redeemed	(4,568)		(20)
Net Increase (Decrease) in Shares	17,392
Shares Outstanding Beginning of Period	7,000		-
Shares Outstanding End of Period	24,392		7,000

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2004		11/24/2003*
	to		to
	12/31/2004		12/31/2003
Net Asset Value -
Beginning of Period	$ 100.22		$ 100.00
Net Investment Income	0.86		0.13
Net Gains or (Losses) on Securities
(realized and unrealized)	5.40		0.15
Total from Investment Operations	6.26		0.28

Distributions (From Net Investment Income)	(0.64)		(0.06)
Distributions (From Capital Gains)	(0.57)		0.00
Total Distributions	(1.21)		(0.06)

Net Asset Value -
End of Period	$ 105.27		$ 100.22
Total Return	6.25%		0.28%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,568		702

Before Reimbursement
Ratio of Expenses to Average Net Assets	4.68%	****	40.07%	**
Ratio of Net Income to Average Net Assets	-2.70%	****	-38.84%	**
After Reimbursement
Ratio of Expenses to Average Net Assets	1.12%		0.00%	**
Ratio of Net Income to Average Net Assets	0.85%	****	1.23%	**

Portfolio Turnover Rate	87.58%		0.00%

* Commencement of operations.
** Annualized
*** Not Annualized
**** Restated - See Note 12

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  8

Blue Chip Investor Horizon Fund

Statement of Cash Flows
December 31, 2004

Increase (Decrease) in Cash -
Cash Flows from Operating Activities:
Net Increase in Net Assets from Operations	$ 136,216
Adjustments to Reconcile net increase in Net Assets from
Operations to Net Cash Used in Operating Activities:
Purchase of Long-Term Investments	(3,473,729)
Proceeds from Disposition of Long-Term Investments	1,585,569
Sale of Short-Term Investment Securities, Net	124,481
Increase in Dividends and Interest Receivable	(8,065)
Decrease in Prepaid Expense	769
Increase in Receivable from Adviser	(15)
Decrease in Administrative Fees Payable	(460)
Increase in Call Options Written	35,346
Decrease in Amount Due to Brokers	(25,510)
Increase in Accrued Expenses	4,825
Unrealized Appreciation on Securities	(162,276)
Unrealized Depreciation on Options (Excluding Calls Written)	47,428
Net Realized Gain from Investments	(14,638)
Net Realized Gain from Options	644

Net Cash Used in Operating Activities	(1,749,415)

Cash Flows from Financing Activities:
Proceeds from Shares Sold	2,182,817
Amount Paid for Redemptions	(452,947)
Net Cash Provided by Financing Activities	1,729,870

Net Decrease in Cash	(19,545)

Cash:
Beginning Balance	41,545
Ending Balance	$ 22,000

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $29,686. Interest paid amounted to $2,807.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

BLUE CHIP INVESTOR HORIZON FUND

December 31, 2004

1.) ORGANIZATION

Blue Chip Investor Horizon Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust"), formerly Premier Funds. The Trust is an open-end investment company. The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies and commenced operations on November 24, 2003. At present, the Fund is one of two series authorized by the Trust. The Fund's investment objective is moderate growth of capital. The adviser to the Fund is Check Capital Management, Inc. (the “Adviser”).

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued  by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the

2004 Annual Report  9

Notes to the Financial Statements - continued

security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the  price provided by the pricing service last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

The Fund's policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2004 Annual Report  10

Notes to the Financial Statements - continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Adviser,  Check Capital Management, Inc. (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the TRust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the period ended December 31, 2004, the Adviser earned management fees totaling $22,744. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees, commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets through December 31, 2004 and at 1.00% of its average daily net assets in calendar year 2005. The Adviser waived and reimbursed expenses of $80,859 for the fiscal year ended December 31, 2004. A net receivable from the Adviser in the amount of $754 existed at December 31, 2004.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000. The Fund also pays all out of pocket expenses directly attributable to the Fund.  An officer and director of Premier Fund Solutions, Inc. is also an officer and trustee of the Fund. For the period ended December 31, 2004 the administrator earned $24,000, of which $1,972 is still payable to the administrator.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Paid in capital at December 31, 2004 was $2,457,668 representing 24,392 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the fiscal year ended December 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,473,729 and $1,608,873, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at December 31, 2004 was $2,481,253 and proceeds from options written was $23,304 at December 31, 2004. At December 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

         Gross                      Gross

                 Appreciation          (Depreciation)             Net Appreciation (Depreciation)

  Investments:

      $188,729                  ($81,857)                              $106,872

Options Written:

      $          -                   ($12,042)                              ($12,042)

                                                                                                                      $ 94,830

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 92.03% of the Fund.

2004 Annual Report  11

Notes to the Financial Statements – continued

9.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows.

Distributions paid from:

                                                                         2004                            2003

Ordinary Income:                                           $ 15,694                      $      401

Short-term Capital Gain                                    13,992                               -0-

Long-term Capital Gain                                            -0-                              -0-

                                                                   $  29,686                     $       401

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)

        $      3,800

Undistributed long-term capital  gain/(accumulated losses)                          11,352

Unrealized appreciation/(depreciation)                                                        94,830

                                                                                                         $  109,982

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales.

10.) OPTIONS WRITTEN

As of December 31, 2004 portfolio securities valued at $377,614 were pledged as collateral by the custodian as cover for call options written by the Fund.

Transactions in options written during the year ended December 31, 2004 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at January 31, 2004

            0

                    $  0

Options written

         199

 $  71,981

Options terminated in closing purchase transactions

         (30)

 $(18,683)

Options expired

         (40)

 $  (6,354)

Options exercised

         (50)

 $(23,640)

Options outstanding at December 31, 2004

                       79

             $  23,304

11.) AVERAGE BORROWINGS

A Loan and Pledge agreement dated February 6, 2003 is in place between the Fund and the Custodial Trust Company.  The Fund may seek to obtain loans for the purpose of funding redemptions or purchasing securities up to the maximum amount that the Fund is permitted to borrow under the Investment Company Act of 1940 using the securities in its portfolio as collateral.  The maximum interest rate of such loans is set at a rate per annum equal to 30 day LIBOR plus 1.25%.  During the year ending December 31, 2004 the Fund had an average loan balance of $96,680 and paid an average interest rate of 3.01%.  As of December 31, 2004 there was no outstanding loan balance due.

12.) RESTATEMENT: To correct a mathematical error, the Blue Chip Investor Horizon Fund has restated the before reimbursement ratio of expenses to average net assets, the before reimbursement ratio of net income to average net assets and the after reimbursement ratio of net income to average net assets as originally reported in the financial highlights for the period ended December 31, 2004. The restatement had no effect on the Fund's after reimbursement ratio of expenses to average net assets, net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during the period.

The restatement changed the financial highlights for the period ended December 31, 2004 as follows:

Before Reimbursement                                                                  Restated            Originally
                                                                                                    Amount             Reported

Ratio of Expenses to Average Net Assets                                         4.68%                 3.34%
Ratio of Net Income to Average Net Assets                                      -2.70%                -1.40%

After Reimbursement

Ratio of Expense to Average Net Assets                                               +                        +
Ratio of Net Income to Average Net Assets                                        0.85%                 0.81%

+ Amounts were correct as originally reported and have not been restated.

PROXY VOTING GUIDELINES (Unaudited)

Check Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.bcihorizonfund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-800-59-FUNDS). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2004 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

440.835.8500

440.835.1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Blue Chip Investor Horizon Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Blue Chip Investor Horizon Fund as of December 31, 2004, and the related statement of operations, cash flows, and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2003 and the financial highlights for the periods indicated prior to December 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Chip Investor Horizon Fund as of December 31, 2004, the results of operations, changes in cash, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As disclosed in Note 12, the Fund restated its financial highlights as of December 31, 2004 and for the year then ended.

Cohen McCurdy, Ltd.
Westlake, Ohio
February 18, 2005 (except for Note 12 for which the date is June 7, 2005)

2004 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee servers until the Trustee sooner dies, resigns, retires or is removed.  Officers hold office for one year and until their respective successors are chosen and qualified.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer

Ross C. Provence*, (66)

480 North Magnolia Ave., Suite 103, El Cajon, California 92020

Jeffrey R. Provence*, (35)

480 North Magnolia Ave., Suite 103, El Cajon, California 92020

Jock Meeks, (48)

575 Anton Blvd., Ste 570

Costa Mesa, CA 92626

	President and Trustee Secretary, Treasurer and Trustee Chief Compliance Officer	Since 2001 Since 2001 Since 2004

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).

General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current).  CEO, Premier Fund Solutions, Inc. (2001-Present).

Chief Compliance Officer and Client Services Director for Check Capital Management (2004 to current).  Investment Specialists (2000 to 2002 and 2003 to 2004) for Charles

Schwab.  Acting Branch Manager for Charles Schwab (2002).

				2 2 N/A	Wireless Fund Private Asset Management Funds, Sycuan Funds, Wireless Fund N/A

    * Ross C. Provence and Jeffrey R. Provence are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of

      1940 due to their positions as officers of the Trust.

Independent Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Allen C. Brown, (61) 222 West Madison Ave., El Cajon, California 92020 George Cossolias, CPA, (69) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee Independent Trustee	Since 2001 Since 2001

Principal of Stebleton & Brown

(1994 to current). Estate planning and business attorney (1970 to current).

Owner of George Cossolias & Company,  CPAs (1972 to current).  President of Lubrication Specialists, Inc. (1996 to current).

				2 2	Sycuan Funds Sycuan Funds, Wireless Fund, Temecula Valley Bankcorp.

The Statement of Additional Information contains additional and more detailed information about the trustees and is available without charge by calling the transfer agent at 1-877-59-FUNDS.

2004 Annual Report  14

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, NJ 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy, Ltd.

826 Westpoint Pkwy., Suite 1250.

Westlake, OH  44145-1594

BLUE CHIP INVESTOR HORIZON FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/04	FYE 12/31/03
Audit Fees	$20,000	$17,000
Audit-Related Fees	$1,082	$1,066
Tax Fees	$1,850	$1,595
All Other Fees	$1,600	$441

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/04	FYE 12/31/03
Registrant	$3,450	$2,036
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Funds

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:               6/9/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Ross C. Provence

Ross C. Provence

President

Date:               6/9/05

By : /s/ Jeffrey R. Provence

Jeffrey R. Provence

Chief Financial Officer

Date:               6/9/05